UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22902
                                                     -----------
                First Trust New Opportunities MLP & Energy Fund
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------
                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2014
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                First Trust New Opportunities MLP & Energy Fund
                                     (FPL)



                               Semi-Annual Report
                         For the Period March 26, 2014
                          (Commencement of Operations)
                             Through April 30, 2014



                                                                     FIRST TRUST
                                                     Energy Income Partners, LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014

Shareholder Letter..........................................................   1
At a Glance.................................................................   2
Portfolio Commentary........................................................   3
Portfolio of Investments....................................................   5
Statement of Assets and Liabilities.........................................  10
Statement of Operations.....................................................  11
Statement of Changes in Net Assets..........................................  12
Statement of Cash Flows.....................................................  13
Financial Highlights........................................................  14
Notes to Financial Statements...............................................  15
Additional Information......................................................  22


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust New Opportunities MLP & Energy Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of EIP are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2014


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust New Opportunities MLP & Energy Fund (the "Fund") for the period from the Fund's inception on March 26, 2014, through April 30, 2014.

As a shareholder, twice a year you will receive a detailed report about your investment, including portfolio commentary from the Fund's management team, a performance analysis and a market and Fund outlook. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

Despite some volatility, the last six months have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 8.36% during the period. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
"AT A GLANCE"
APRIL 30, 2014 (UNAUDITED)

------------------------------------------------------------------
FUND STATISTICS
Symbol on NYSE MKT                                             FPL
Common Share Price                                          $20.07
Common Share Net Asset Value ("NAV")                        $19.56
Premium (Discount) to NAV                                    2.61%
Net Assets Applicable to Common Shares                $430,340,544
Current Monthly Distribution per Common Share (1)          $0.1000
Current Annualized Distribution per Common Share           $1.2000
Current Distribution Rate on Closing Common Share Price (2)  5.98%
Current Distribution Rate on NAV (2)                         6.13%
------------------------------------------------------------------

---------------------------------------------------------
COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
---------------------------------------------------------
         Common Share Price    NAV
3/14           20.00           19.06
               20.00           19.11
               20.00           19.13
               20.02           19.35
               20.00           19.33
4/14           20.07           19.56


------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------
                                                                                    Cumulative
                                                                                   Total Return
                                                                              Inception (3/26/2014)
                                                                                   to 4/30/2014
FUND PERFORMANCE (3)
NAV                                                                                   2.41%
Market Value                                                                          0.35%

INDEX PERFORMANCE
S&P 500(R) Index                                                                      1.84%
Alerian MLP Total Return Index                                                        6.06%
Wells Fargo Midstream MLP Total Return Index                                          5.52%
------------------------------------------------------------------------------------------------------------


---------------------------------------------------------
                                              % OF TOTAL
INDUSTRY CLASSIFICATION                      INVESTMENTS
---------------------------------------------------------
Pipelines                                       64.6%
Electric Power                                  19.1
Coal                                             3.8
Propane                                          3.6
Natural Gas Utility                              3.5
Marine Transportation                            2.9
Gathering & Processing                           1.8
Other                                            0.7
---------------------------------------------------------
                                 Total         100.0%
                                               ======

---------------------------------------------------------
                                              % OF TOTAL
TOP 10 HOLDINGS                              INVESTMENTS
---------------------------------------------------------
Enterprise Products Partners, L.P.               7.2%
Plains All American Pipeline, L.P.               6.0
Enbridge Energy Partners, L.P.                   4.7
Spectra Energy Corp.                             4.7
Williams (The) Cos., Inc.                        4.6
Energy Transfer Partners, L.P.                   4.5
Kinder Morgan Energy Partners, L.P.              4.0
El Paso Pipeline Partners, L.P.                  3.5
ONEOK Partners, L.P.                             3.5
Magellan Midstream Partners, L.P.                3.1
---------------------------------------------------------
                                 Total          45.8%
                                               ======


(1) Most recent distribution paid or declared through 4/30/2014. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 4/30/2014. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                                 APRIL 30, 2014

                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC
Energy Income Partners, LLC ("EIP"), Westport, CT, was founded in 2003 to provide professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, power utilities and Canadian income equities. EIP mainly focuses on investments in energy-related infrastructure assets such as pipelines, power transmission and distribution, petroleum storage and terminals that receive fee-based or regulated income from their corporate and individual customers. EIP manages or supervises approximately $5.0 billion of assets as of April 30, 2014. Private funds advised by EIP include a partnership for U.S. high net worth individuals and a master-and-feeder fund for institutions. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts. EIP is a registered investment advisor and serves as a sub-advisor to three closed-end management investment companies other than the First Trust New Opportunities MLP & Energy Fund ("FPL" or the "Fund"), as well as an actively managed exchange-traded fund ("ETF").

PORTFOLIO MANAGEMENT TEAM
                                JAMES J. MURCHIE
                               PORTFOLIO MANAGER
                 FOUNDER AND CEO OF ENERGY INCOME PARTNERS, LLC

                                    EVA PAO
                              CO-PORTFOLIO MANAGER
                    PRINCIPAL OF ENERGY INCOME PARTNERS, LLC


                                   COMMENTARY

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND
The Fund was seeded on February 7, 2014 and commenced operations on March 26, 2014. Its investment objective is to seek a high level of total return with an emphasis on current distributions paid to common shareholders. The Fund pursues its objective by investing in cash generating securities, with a focus on investing in MLPs and MLP-related entities in the energy sector and energy utilities industries. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP
As measured by the Alerian MLP Total Return Index ("AMZX") and the Wells Fargo Midstream MLP Total Return Index ("WCHWMIDT") (collectively the "MLP benchmarks"), the total return for energy-related MLPs over the period from March 26, 2014 to April 30, 2014 was 6.06% and 5.52%, respectively. For the MLP benchmarks, these returns were largely due to share price appreciation as income distribution for this shortened period is relatively small. These return figures are according to data collected from several sources, including the MLP benchmarks and Bloomberg. While in the short term market share price appreciation can be volatile, we believe that over the long term such share price appreciation will approximate growth in per share quarterly cash distributions paid by MLPs. Growth in per share MLP distributions has averaged about 6.6% annually over the last 10 years. The cash distributions of MLPs increased by about 5.1% over the last 12 months (Source: Alerian Capital Management).

PERFORMANCE ANALYSIS
On a net asset value ("NAV") basis, the Fund provided a total return of 2.41%, including the reinvestment of dividends, for the period from March 26, 2014 to April 30, 2014.(1) This compares, according to collected data, to a total return of 1.84% for the S&P 500(R) Index, 6.06% for AMZX and 5.52% for WCHWMIDT. On a market value basis, the Fund had a total return, including the reinvestment of dividends, of 0.35% for the period from March 26, 2014 to April 30, 2014. At the end of the period, the Fund was priced at $20.07, while the NAV was $19.56, a premium of 2.61%.

The Fund declared its initial monthly Common Share distributions of $0.10 per share for June, July and August 2014 on April 30, 2014.

(1) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect a sales load. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

The underperformance of the Fund's NAV relative to the 5.79% average of the MLP benchmarks was largely due to the initial ramp up of the Fund during the month of April and by an accrual for income taxes taken against the Fund's NAV, which was not offset by the Fund's use of financial leverage (since the Fund did not fully deploy its leverage until after the reporting period ended). Income was enhanced by the use of writing covered calls on select portfolio positions.

In the future, two important factors affecting the return of the Fund relative to the average of the MLP benchmarks will be its accrual for taxes and its use of financial leverage through a line of credit. The Fund established a committed facility agreement with BNP Paribas Prime Brokerage Inc. with a maximum commitment amount of $155,000,000. The Fund uses leverage because EIP believes that, over time, leverage can enhance total return for common shareholders. However, the use of leverage can also increase the volatility of the NAV and therefore the share price. For example, if the prices of securities held by the Fund decline, the effect of changes in common share NAV and common shareholder total return loss is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by the Fund generally are rising. Once implemented, leverage had a positive impact on the performance of the Fund over this reporting period. Unlike the Fund, the MLP benchmarks are not leveraged and they do not accrue for taxes.

MARKET AND FUND OUTLOOK
MLPs continue to play an integral role in the restructuring of more diversified energy conglomerates. This restructuring includes the creation by these more diversified conglomerates of MLP subsidiaries that contain assets such as pipelines and storage terminals. It also includes the divestiture by some of these parent companies of most or all of their cyclical businesses, leaving the parent company looking very similar to an old-fashioned pipeline utility with a large holding in a subsidiary MLP. In our view, these diversified energy conglomerates are restructuring so their regulated infrastructure assets with predictable cash flows may be better valued by the market. The result is a better financing tool to raise capital for the new energy infrastructure projects related to the rapid growth of North American oil and gas production. This phenomenon is beginning to spread to the power utility industry but instead of spinning out an MLP, diversified power companies are spinning out a regular "C" corporation with a higher dividend payout ratio (relative to earnings) and a resulting higher yield. Three such "Yield-Co's" have been created in the last year and EIP expects more will be created.

The MLP asset class experienced 2 IPOs in 2014, as of April 30, 2014. There also has been a healthy level of secondary financing activity for MLPs as they continue to fund their ongoing investments in new pipelines, processing and storage facilities. In 2014, there have been 17 secondary equity offerings for MLPs that raised $4.8 billion through April 30, 2014. This compares to $20.3 billion raised in all of 2013. MLPs also found access to the public debt markets, raising $12.5 billion in 13 offerings through April 30, 2014. This compares to $19.9 billion in calendar year 2013 (Source: Barclays).

The Fund aims to be invested in MLPs and other energy infrastructure companies with mostly non-cyclical cash flows, investment-grade ratings, conservative balance sheets, modest and/or flexible organic growth commitments and liquidity on their revolving lines of credit. Non-cyclical cash flows, in our opinion, are a good fit with a steady dividend obligation that is meant to be most or all of an energy infrastructure company's free cash flow.

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


   SHARES/
    UNITS                                DESCRIPTION                                  VALUE
-------------  ---------------------------------------------------------------  ------------------
MASTER LIMITED PARTNERSHIPS - 75.5%

               GAS UTILITIES - 4.5%
      292,950  AmeriGas Partners, L.P. (a)....................................  $       13,587,021
      131,093  Suburban Propane Partners, L.P. (a)............................           5,848,059
                                                                                ------------------
                                                                                        19,435,080
                                                                                ------------------
               Independent Power and Renewable Electricity Producers - 0.6%
       90,000  Brookfield Renewable Energy Partners, L.P. (CAD) (a)...........           2,621,048
                                                                                ------------------
               Oil, Gas & Consumable Fuels - 70.4%
       19,198  Access Midstream Partners, L.P. (a)............................           1,139,401
      102,001  Alliance Holdings GP, L.P. (a).................................           6,813,667
      124,601  Alliance Resource Partners, L.P. (a)...........................          11,604,091
      616,348  El Paso Pipeline Partners, L.P. (a)............................          20,062,127
      883,893  Enbridge Energy Partners, L.P. (a).............................          26,481,434
      460,863  Energy Transfer Partners, L.P. (a).............................          25,435,029
      560,732  Enterprise Products Partners, L.P. (a).........................          41,006,331
       39,200  EQT Midstream Partners, L.P. (a)...............................           3,019,576
       34,500  Golar LNG Partners, L.P........................................           1,067,775
      216,572  Holly Energy Partners, L.P. (a)................................           6,997,441
      296,780  Kinder Morgan Energy Partners, L.P. (a)........................          22,371,277
      233,842  Magellan Midstream Partners, L.P. (a)..........................          17,353,415
      174,922  Natural Resource Partners, L.P. (a)............................           2,809,247
      240,428  NGL Energy Partners, L.P. (a)..................................           9,297,351
       14,200  Oiltanking Partners, L.P. (a)..................................           1,176,470
      351,338  ONEOK Partners, L.P. (a).......................................          20,022,753
      608,000  Plains All American Pipeline, L.P. (a).........................          33,926,400
      174,000  Spectra Energy Partners, L.P. (a)..............................           9,474,300
      141,549  TC Pipelines, L.P. (a).........................................           7,507,759
      358,411  Teekay LNG Partners, L.P. (a)..................................          15,343,575
       64,800  TransMontaigne Partners, L.P. (a)..............................           2,961,360
      325,229  Williams Partners, L.P. (a)....................................          16,775,312
                                                                                ------------------
                                                                                       302,646,091
                                                                                ------------------
               TOTAL MASTER LIMITED PARTNERSHIPS..............................         324,702,219
               (Cost $314,188,390)                                              ------------------

COMMON STOCKS - 56.0%

               Electric Utilities - 13.4%
      224,522  American Electric Power Co., Inc. (a)..........................          12,081,529
       48,600  Emera, Inc. (CAD) (a)..........................................           1,503,161
      170,000  Exelon Corp. (a)...............................................           5,955,100
       53,000  Fortis, Inc. (CAD) (a).........................................           1,557,046
      149,495  ITC Holdings Corp. (a).........................................           5,526,830
      118,200  NextEra Energy, Inc. (a).......................................          11,802,270
       61,300  Northeast Utilities............................................           2,897,038
       67,500  NRG Yield, Inc., Class A (a)...................................           2,891,700
      297,199  Southern (The) Co. (a).........................................          13,620,630
                                                                                ------------------
                                                                                        57,835,304
                                                                                ------------------


                       See Notes to Financial Statements                  Page 5

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)


   SHARES/
    UNITS                                DESCRIPTION                                  VALUE
-------------  ---------------------------------------------------------------  ------------------
COMMON STOCKS (CONTINUED)

               Gas Utilities - 2.8%
       24,000  Atmos Energy Corp. (a).........................................  $        1,224,960
       23,201  Laclede Group, Inc. (a)........................................           1,099,959
      354,702  Questar Corp. (a)..............................................           8,612,165
       23,639  UGI Corp. (a)..................................................           1,103,705
                                                                                ------------------
                                                                                        12,040,789
                                                                                ------------------
               Multi-Utilities - 13.0%
       52,601  Alliant Energy Corp............................................           3,076,106
      203,601  CMS Energy Corp. (a)...........................................           6,171,146
       78,941  Dominion Resources, Inc. (a)...................................           5,726,380
       40,500  National Grid PLC, ADR (a).....................................           2,877,930
       78,800  NiSource, Inc. (a).............................................           2,862,016
      288,631  Public Service Enterprise Group, Inc. (a)......................          11,825,212
       53,629  Scana Corp. (a)................................................           2,878,805
      118,324  Sempra Energy (a)..............................................          11,667,930
      187,001  Wisconsin Energy Corp. (a).....................................           9,065,809
                                                                                ------------------
                                                                                        56,151,334
                                                                                ------------------
               Oil, Gas & Consumable Fuels - 26.6%
      213,201  Enbridge Income Fund Holdings, Inc. (CAD) (a)..................           5,181,949
      243,000  Enbridge, Inc. (a).............................................          11,734,470
      288,000  Inter Pipeline, Ltd. (CAD) (a).................................           7,830,300
       24,500  Keyera Corp. (CAD) (a).........................................           1,629,533
       78,445  Kinder Morgan Management, LLC (a) (b)..........................           5,663,729
      346,040  Kinder Morgan, Inc. (a)........................................          11,301,666
       40,000  Pembina Pipeline Corp. (CAD) (a)...............................           1,571,826
      665,947  Spectra Energy Corp. (a).......................................          26,444,755
      362,900  TransCanada Corp. (a)..........................................          16,922,027
      618,100  Williams (The) Cos., Inc. (a)..................................          26,065,277
                                                                                ------------------
                                                                                       114,345,532
                                                                                ------------------
               Real Estate Investment Trusts - 0.2%
       97,235  CorEnergy Infrastructure Trust.................................             678,700
                                                                                ------------------
               TOTAL COMMON STOCKS............................................         241,051,659
               (Cost $232,984,699)                                              ------------------

               TOTAL INVESTMENTS - 131.5%.....................................         565,753,878
               (Cost $547,173,089) (c)                                          ------------------


   SHARES/
    UNITS                                DESCRIPTION                                  VALUE
-------------  ---------------------------------------------------------------  ------------------
CALL OPTIONS WRITTEN - (0.9%)

               Alliant Energy Corp. Call
          350  @ $60.00 due July 2014.........................................             (33,250)
                                                                                ------------------
               American Electric Power Co., Inc. Call
        1,560  @  55.00 due November 2014.....................................            (198,120)
                                                                                ------------------



Page 6                 See Notes to Financial Statements

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)


  NUMBER OF
  CONTRACTS                              DESCRIPTION                                  VALUE
-------------  ---------------------------------------------------------------  ------------------
CALL OPTIONS WRITTEN (CONTINUED)

               CMS Energy Corp. Call
        1,360  @ $30.00 due June 2014.........................................  $          (88,400)
                                                                                ------------------
               Dominion Resources, Inc. Call
          550  @  75.00 due July 2014.........................................             (33,000)
                                                                                ------------------
               Enbridge, Inc. Call
        1,730  @  50.00 due October 2014......................................            (138,400)
                                                                                ------------------
               Energy Transfer Partners, L.P. Call
        2,500  @  57.50 due September 2014....................................            (137,500)
                                                                                ------------------
               Enterprise Products Partners, L.P. Call
        1,350  @  75.00 due September 2014....................................            (197,100)
                                                                                ------------------
               Exelon Corp. Call
        1,200  @  35.00 due July 2014.........................................            (120,000)
                                                                                ------------------
               ITC Holdings Corp. Call
        1,080  @  40.00 due November 2014.....................................             (86,400)
                                                                                ------------------
               Kinder Morgan, Inc. Call
        2,420  @  35.00 due September 2014....................................            (133,100)
                                                                                ------------------
               Magellan Midstream Partners, L.P. Call
          470  @  75.00 due October 2014......................................            (121,025)
                                                                                ------------------
               NextEra Energy, Inc. Call
          830  @  97.50 due June 2014.........................................            (348,600)
                                                                                ------------------
               NiSource, Inc. Call
          550  @  37.00 due July 2014.........................................             (39,875)
                                                                                ------------------
               Northeast Utilities Call
          360  @  50.00 due October 2014......................................             (21,600)
                                                                                ------------------
               Plains All American Pipeline, L.P. Call
        1,210  @  57.50 due August 2014.......................................            (108,900)
                                                                                ------------------
               Public Service Enterprise Group, Inc. Call
        1,050  @  40.00 due September 2014....................................            (225,750)
                                                                                ------------------
               Questar Corp. Call
        2,500  @  25.00 due October 2014......................................            (137,500)
                                                                                ------------------
               Sempra Energy Call
          820  @ 100.00 due July 2014.........................................            (164,000)
                                                                                ------------------



                       See Notes to Financial Statements                  Page 7

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)


  NUMBER OF
  CONTRACTS                              DESCRIPTION                                  VALUE
-------------  ---------------------------------------------------------------  ------------------
CALL OPTIONS WRITTEN (CONTINUED)

               Southern (The) Co. Call
        2,080  @ $45.00 due August 2014.......................................  $         (260,000)
                                                                                ------------------
               Spectra Energy Corp. Call
        4,630  @  40.00 due September 2014....................................            (643,570)
                                                                                ------------------
               TransCanada Corp. Calls
        2,500  @  50.00 due August 2014.......................................            (100,000)
           40  @  50.00 due November 2014.....................................              (3,000)
                                                                                ------------------
                                                                                          (103,000)
                                                                                ------------------
               Williams (The) Cos., Inc. Call
        3,820  @  43.00 due June 2014.........................................            (339,980)
                                                                                ------------------
               Wisconsin Energy Corp. Call
        1,280  @  50.00 due October 2014......................................            (119,040)
                                                                                ------------------
               TOTAL CALL OPTIONS WRITTEN.....................................          (3,798,110)
               (Premiums received $2,338,732)                                   ------------------

               OUTSTANDING LOAN - (31.1%).....................................        (134,000,000)
               NET OTHER ASSETS AND LIABILITIES - 0.5%........................           2,384,776
                                                                                ------------------
               NET ASSETS - 100.0%............................................  $      430,340,544
                                                                                ==================

-----------------------------

(a) All or a portion of this security serves as collateral on the outstanding loan.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $547,173,089. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,815,560 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $234,771.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.


Page 8                 See Notes to Financial Statements

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                  ASSETS TABLE
                                                                                      LEVEL 2           LEVEL 3
                                                   TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                  VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                      4/30/2014           PRICES            INPUTS            INPUTS
--------------------------------------------  ----------------   --------------   ----------------   --------------

Master Limited Partnerships*................  $    324,702,219   $  324,702,219   $             --   $           --
Common Stocks*..............................       241,051,659      241,051,659                 --               --
                                              ----------------   --------------   ----------------   --------------
Total Investments...........................  $    565,753,878   $  565,753,878   $             --   $           --
                                              ================   ==============   ================   ==============


                               LIABILITIES TABLE
                                                                                      LEVEL 2           LEVEL 3
                                                   TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                  VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                 4/30/2014           PRICES            INPUTS            INPUTS
                                              ----------------   --------------   ----------------   --------------
Call Options Written........................  $     (3,798,110)  $   (3,798,110)  $             --   $           --
                                              ================   ==============   ================   ==============



* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                       See Notes to Financial Statements                 Page 9

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014 (UNAUDITED)

ASSETS:
Investments, at value
     (Cost $547,173,089)...........................................................................     $  565,753,878
Cash...............................................................................................         17,375,118
Foreign currency (Cost $194,386)...................................................................            195,393
Receivables:
     Investment securities sold....................................................................          7,742,812
     Dividends.....................................................................................          2,676,622
     Interest......................................................................................                905
Other assets.......................................................................................              2,096
                                                                                                        --------------
     Total Assets..................................................................................        593,746,824
                                                                                                        --------------
LIABILITIES:
Outstanding loan...................................................................................        134,000,000
Deferred income taxes..............................................................................          5,966,776
Options written, at value (Premiums received $2,338,732)...........................................          3,798,110
Payables:
     Investment securities purchased...............................................................         18,388,037
     Offering costs................................................................................            795,491
     Investment advisory fees......................................................................            382,148
     Administrative fees...........................................................................             19,229
     Audit and tax fees............................................................................             17,000
     Printing fees.................................................................................             15,901
     Custodian fees................................................................................              7,803
     Interest and fees on loan.....................................................................              6,330
     Legal fees....................................................................................              3,603
     Transfer agent fees...........................................................................              2,500
     Trustees' fees and expenses...................................................................              2,031
     Financial reporting fees......................................................................              1,321
                                                                                                        --------------
     Total Liabilities.............................................................................        163,406,280
                                                                                                        --------------
NET ASSETS.........................................................................................     $  430,340,544
                                                                                                        ==============
NET ASSETS CONSIST OF:
Paid-in capital....................................................................................     $  419,199,955
Par value..........................................................................................            220,052
Accumulated net investment income (loss), net of income taxes......................................           (225,591)
Accumulated net realized gain (loss) on investments and foreign currency
  transactions, net of income taxes................................................................             (8,415)
Net unrealized appreciation (depreciation) on investments, written options and
  foreign currency translation, net of income taxes................................................         11,154,543
                                                                                                        --------------
NET ASSETS.........................................................................................     $  430,340,544
                                                                                                        ==============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...............................     $        19.56
                                                                                                        ==============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)........         22,005,236
                                                                                                        ==============


Page 10                  See Notes to Financial Statements

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2014 (UNAUDITED) (a)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $11,074)..............................................     $      309,589
Interest...........................................................................................                905
                                                                                                        --------------
     Total investment income.......................................................................            310,494
                                                                                                        --------------
EXPENSES:
Investment advisory fees...........................................................................            428,111
Interest and fees on loan..........................................................................             35,839
Administrative fees................................................................................             21,420
Audit and tax fees.................................................................................             17,000
Printing fees......................................................................................             15,901
Custodian fees.....................................................................................              7,803
Legal fees.........................................................................................              3,603
Transfer agent fees................................................................................              2,500
Trustees' fees and expenses........................................................................              2,031
Financial reporting fees...........................................................................              1,321
Other..............................................................................................                556
                                                                                                        --------------
     Total expenses................................................................................            536,085
                                                                                                        --------------
NET INVESTMENT INCOME (LOSS).......................................................................           (225,591)
                                                                                                        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):...........................................................
Net realized gain (loss) on:.......................................................................
     Investments...................................................................................             68,544
     Foreign currency transactions.................................................................            (76,959)
                                                                                                        --------------
Net realized gain (loss) on investments and foreign currency transactions..........................             (8,415)
                                                                                                        --------------
Net change in unrealized appreciation (depreciation) before taxes on:..............................
     Investments...................................................................................         18,580,789
     Written options held (b)......................................................................         (1,459,378)
     Foreign currency translation..................................................................                (92)
                                                                                                        --------------
Net change in unrealized appreciation (depreciation) before taxes..................................         17,121,319
                                                                                                        --------------
     Deferred federal income tax benefits (expense)..............................        (5,799,518)
     Deferred state income tax benefits (expense)................................          (167,258)
                                                                                     --------------
     Total income tax benefit (expense)............................................................         (5,966,776)
                                                                                                        --------------
Net change in unrealized appreciation (depreciation) on investments, written
     options and foreign currency translation......................................................         11,154,543
                                                                                                        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)............................................................         11,146,128
                                                                                                        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................................     $   10,920,537
                                                                                                        ==============


(a) The Fund was seeded on February 7, 2014 and commenced operations on March 26, 2014.

(b)   Primary risk exposure is equity option contracts.


                       See Notes to Financial Statements                 Page 11

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
STATEMENT OF CHANGES IN NET ASSETS

                                                                                         PERIOD
                                                                                          ENDED
                                                                                        4/30/2014
                                                                                     (UNAUDITED) (a)
                                                                                     ---------------
OPERATIONS:
Net investment income (loss).....................................................    $      (225,591)
Net realized gain (loss).........................................................             (8,415)
Net change in unrealized appreciation (depreciation).............................         11,154,543
                                                                                     ---------------
Net increase (decrease) in net assets resulting from operations..................         10,920,537
                                                                                     ---------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares sold.................................................        420,300,007
Offering costs...................................................................          ( 880,000)
                                                                                     ---------------
Net increase (decrease) in net assets resulting from capital transactions........        419,420,007
                                                                                     ---------------
Total increase (decrease) in net assets..........................................        430,340,544
NET ASSETS:
Beginning of period..............................................................                 --
                                                                                     ---------------
End of period....................................................................    $   430,340,544
                                                                                     ===============
Accumulated net investment income (loss) at end of period........................    $      (225,591)
                                                                                     ===============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period.............................................                 --
Common Shares sold...............................................................         22,005,236
                                                                                     ---------------
Common Shares at end of period...................................................         22,005,236
                                                                                     ===============


(a) The Fund was seeded on February 7, 2014 and commenced operations on March 26, 2014.


Page 12                See Notes to Financial Statements

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED APRIL 30, 2014 (UNAUDITED) (a)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations..................    $   10,920,537
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
     Purchases of investments....................................................      (538,826,639)
     Proceeds from written options...............................................         2,338,732
     Return of capital received from investment in MLPs..........................         2,367,319
     Net realized gain/loss on investments.......................................           (68,544)
     Net change in unrealized appreciation/depreciation on investments and
         written options.........................................................       (17,121,411)
CHANGES IN ASSETS AND LIABILITIES:
     Increase in interest receivable.............................................              (905)
     Increase in dividends receivable............................................        (2,676,622)
     Increase in other assets....................................................            (2,096)
     Increase in interest and fees on loan payable...............................             6,330
     Increase in investment advisory fees payable................................           382,148
     Increase in audit and tax fees payable......................................            17,000
     Increase in legal fees payable..............................................             3,603
     Increase in printing fees payable...........................................            15,901
     Increase in administrative fees payable.....................................            19,229
     Increase in custodian fees payable..........................................             7,803
     Increase in transfer agent fees payable.....................................             2,500
     Increase in Trustees' fees and expenses payable.............................             2,031
     Increase in financial reporting fees payable................................             1,321
     Increase in deferred income tax payable.....................................         5,966,776
                                                                                     --------------
CASH USED IN OPERATING ACTIVITIES................................................                       $ (536,644,987)
                                                                                                        --------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Proceeds of Common Shares sold..............................................       420,300,007
     Offering costs..............................................................           (84,509)
     Proceeds from borrowing.....................................................       134,000,000
                                                                                     --------------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES......................................                          554,215,498
                                                                                                        --------------
     Increase in cash and foreign currency (b)...................................                           17,570,511
     Cash and foreign currency at beginning of period............................                                   --
                                                                                                        --------------
CASH AND FOREIGN CURRENCY AT END OF PERIOD.......................................                       $   17,570,511
                                                                                                        ==============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees................................                       $       29,509
                                                                                                        ==============


(a) The Fund was seeded on February 7, 2014 and commenced operations on March 26, 2014.

(b) Includes net change in unrealized appreciation (depreciation) on foreign currency of $(92).


                       See Notes to Financial Statements                 Page 13

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       PERIOD
                                                        ENDED
                                                      4/30/2014
                                                   (UNAUDITED) (a)
                                                  -----------------
Net asset value, beginning of period...........   $           19.10 (b)
                                                  -----------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................               (0.01)
Net realized and unrealized gain (loss)........                0.51
                                                  -----------------
Total from investment operations...............                0.50
                                                  -----------------
Common Shares offering costs charged to
     paid-in capital...........................               (0.04)
                                                  -----------------
Net asset value, end of period.................   $           19.56
                                                  =================
Market value, end of period....................   $           20.07
                                                  =================
TOTAL RETURN BASED ON NET ASSET VALUE (c) .....                2.41%
                                                  =================
TOTAL RETURN BASED ON MARKET VALUE (c).........                0.35%
                                                  =================
Net assets, end of period (in 000's)...........   $         430,341
Portfolio turnover rate........................                   3%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Including current and deferred income
     taxes (d).................................               16.51% (e)
Excluding current and deferred income
     taxes.....................................                1.36% (e)
Excluding current and deferred income
     taxes and interest expense................                1.27% (e)

RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Net investment income (loss) ratio
   before tax expenses.........................               (0.57)% (e)
Net investment income (loss) ratio
   including tax expenses (d)..................              (15.72)% (e)

INDEBTEDNESS:
Total loan outstanding (in 000's)..............   $         134,000
Asset coverage per $1,000 of indebtedness
     (f).......................................   $           4,211


(a) Initial seed date was February 7, 2014. The Fund commenced operations on March 26, 2014.

(b) Beginning net asset value is net of sales load of $0.90 per share from the initial offering.

(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(d) Includes current and deferred income taxes associated with each component of the Statement of Operations.

(e)   Annualized.

(f) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the loan outstanding) and dividing by the loan outstanding in 000's.


Page 14                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                           APRIL 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust New Opportunities MLP & Energy Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on October 15, 2013 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FPL on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to seek a high level of total return with an emphasis on current distributions paid to Common Shareholders. The Fund seeks to provide its Common Shareholders with a vehicle to invest in a portfolio of cash-generating securities, with a focus on investing in master limited partnerships ("MLPs") and MLP-related entities in the energy sector and energy utilities industries that are weighted towards non-cyclical, fee-for-service revenues. These investments in which Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") intends to invest are represented by assets comprised of interstate pipelines, intrastate pipelines with long-term contracts, power generation assets, storage and terminal facilities with long-term contracts and regulated power transmission and distribution assets. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, deferred income taxes and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Common stocks, MLPs and other securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked prices, if available, and otherwise at their closing bid price. Over-the-counter options contracts are valued at the mean of their most recent bid and asked prices, if available, and otherwise at their closing bid price.

      Securities traded in the over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                           APRIL 30, 2014 (UNAUDITED)


value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

     1)    the type of security;

     2)    the size of the holding;

     3)    the initial cost of the security;

     4)    transactions in comparable securities;

     5)    price quotes from dealers and/or pricing services;

     6)    relationships among various securities;

     7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

     8)    an analysis of the issuer's financial statements; and

     9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

     1) the value of similar foreign securities traded on other foreign markets;

     2)    ADR trading of similar securities;

     3)    closed-end fund trading of similar securities;

     4)    foreign currency exchange activity;

     5) the trading prices of financial products that are tied to baskets of foreign securities;

     6)    factors relating to the event that precipitated the pricing problem;

     7)    whether the event is likely to recur; and

     8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates)

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2014, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call or put options ("options") on all or a portion of the common stock and MLPs held in the Fund's portfolio as determined to be appropriate by the Sub-Advisor. The number of options the Fund can write (sell) is limited by the amount of common stock and MLPs the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Fund's Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                           APRIL 30, 2014 (UNAUDITED)


price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written
(sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including amortization of premiums and accretion of discounts. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax asset or liability. From time to time, the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the NAV of the Fund will likely fluctuate.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

D. DISTRIBUTIONS TO SHAREHOLDERS:

The Fund intends to make monthly distributions to Common Shareholders. The Fund's distributions generally will consist of cash and paid-in-kind distributions from MLPs or their affiliates, dividends from common stocks and income from other investments held by the Fund less operating expenses, including taxes on Fund taxable income. Distributions to Common Shareholders are recorded on the ex-date and are based on U.S. GAAP, which may differ from their ultimate characterization for federal income tax purposes.

Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund's current and accumulated earnings and profits will represent a tax-deferred return of capital to the extent of a shareholder's basis in the Common Shares, and such distributions will correspondingly increase the realized gain upon the sale of the Common Shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder's tax basis in the Common Shares will generally be taxed as a capital gain.

E. INCOME TAXES

The Fund is treated as a regular C corporation for U.S. federal income tax purposes and as such will be obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. The Fund's tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. The current U.S. federal maximum graduated income tax rate for corporations is 35%. The Fund may be subject to a 20% federal alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This differs from most investment companies, which elect to be treated as "regulated investment companies" under the U.S. Internal Revenue Code of 1986, as amended. The various investments of the Fund may cause the Fund to be subject to state income taxes on a portion of its income at various rates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                           APRIL 30, 2014 (UNAUDITED)


The tax deferral benefit the Fund derives from its investment in MLPs results largely because the MLPs are treated as partnerships for federal income tax purposes. As a partnership, an MLP has no income tax liability at the entity level. As a limited partner in the MLPs in which it invests, the Fund will be allocated its pro rata share of income, gains, losses, deductions and credits from the MLPs, regardless of whether or not any cash is distributed from the MLPs.

To the extent that the distributions received from the MLPs exceed the net taxable income realized by the Fund from its investment, a tax liability results. This tax liability is a deferred liability to the extent that MLP distributions received have not exceeded the Fund's adjusted tax basis in the respective MLPs. To the extent that distributions from an MLP exceed the Fund's adjusted tax basis, the Fund will recognize a taxable capital gain. For the period ended April 30, 2014, distributions of $2,367,319 received from MLPs have been reclassified as a return of capital. The cost basis of applicable MLPs has been reduced accordingly.

The Fund's provision for income taxes consists of the following:

Current federal income tax benefit (expense)..........   $         --
Current state income tax benefit (expense)............             --
Current foreign income tax benefit (expense)..........             --
Deferred federal income tax benefit (expense).........     (5,799,518)
Deferred state income tax benefit (expense)...........       (167,258)
                                                         ------------
Total income tax benefit (expense)....................   $ (5,966,776)
                                                         ============

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. The Fund's 2014 income tax provision includes a full valuation allowance against the deferred tax assets associated with the state net operating loss. Components of the Fund's deferred tax assets and liabilities as of April 30, 2014 are as follows:


Deferred tax assets:
Federal net operating loss............................   $    134,404
State net operating loss..............................             --
State income taxes....................................         58,540
Capital loss carryforward.............................             --
Other.................................................             --
                                                         ------------
Total deferred tax assets.............................        192,944
Less: valuation allowance.............................             --
                                                         ------------
Net deferred tax assets...............................   $    192,944
                                                         ============
Deferred tax liabilities:
Unrealized gains on investment securities.............   $ (6,159,720)
                                                         ------------
Total deferred tax liabilities........................     (6,159,720)
                                                         ------------
Total net deferred tax liabilities....................   $ (5,966,776)
                                                         ============

Total income taxes differ from the amount computed by applying the maximum graduated federal income tax rate of 35% to net investment income and realized and unrealized gains on investments.


Application of statutory income tax rate..............   $  5,910,560
State income taxes, net...............................        108,717
Change in valuation allowance.........................             --
Other.................................................        (52,501)
                                                         ------------
Total.................................................   $  5,966,776
                                                         ============

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ending 2014 remains open to federal and state audit. As of April 30, 2014, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES:

The Fund will pay all expenses directly related to its operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                           APRIL 30, 2014 (UNAUDITED)


G. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) before taxes on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) before taxes on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settle date and subsequent sale trade date is included in "Net realized gain (loss) before taxes on investments" on the Statement of Operations.

H. ORGANIZATION AND OFFERING COSTS:

Organization costs consisted of costs incurred to establish the Fund and enable it to legally conduct business. These costs included filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consisted of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust Advisors L.P. ("First Trust") and the Sub-Advisor paid all organization expenses. The Fund's Common Share offering costs of $880,000 were recorded as a reduction of the proceeds from the sale of Common Shares during the period ended April 30, 2014.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets (the average daily total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings). First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

EIP serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid by First Trust out of its investment advisory fee.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of the Sub-Advisor and EIP Partners, LLC, an affiliate of the Sub-Advisor. In addition, as of March 27, 2014, FTCP, through a wholly-owned subsidiary, purchased a preferred interest in the Sub-Advisor. The preferred interest is non-voting and does not share in the profits or losses of the Sub-Advisor. The Sub-Advisor may buy back any or all of FTCP's preferred interest at any time and FTCP may sell back to the Sub-Advisor up to 50% of its preferred interest on or after September 25, 2015, and any or all of its preferred interest after March 27, 2017.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                           APRIL 30, 2014 (UNAUDITED)


Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Fund for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the period ended April 30, 2014, were $557,214,676 and $7,742,812, respectively.

                          5. DERIVATIVES TRANSACTIONS

Written option activity for the Fund for the fiscal year to date period (March 26, 2014 through April 30, 2014) was as follows:

                                                 NUMBER OF
WRITTEN OPTIONS                                  CONTRACTS          PREMIUMS
-----------------------------------------------------------------------------
Options outstanding at March 26, 2014.........           --        $       --
Options Written...............................       36,240         2,338,732
Options Expired...............................           --                --
Options Exercised.............................           --                --
Options Closed................................           --                --
                                                 ----------        ----------
Options outstanding at April 30, 2014.........       36,240        $2,338,732
                                                 ==========        ==========

The following table presents the type of derivative in the Fund by location as presented on the Statement of Assets and Liabilities at April 30, 2014.

                               ASSET DERIVATIVES                     LIABILITY DERIVATIVES
                     -------------------------------------  --------------------------------------
                      STATEMENT OF ASSETS AND                STATEMENT OF ASSETS AND
RISK EXPOSURE           LIABILITIES LOCATION    FAIR VALUE    LIABILITIES LOCATION      FAIR VALUE
-------------------  -------------------------  ----------  -------------------------   ----------
Equity Risk          Options written, at value      --      Options written, at value   $3,798,110

The following table presents the type of derivative in the Fund by location as presented on the Statement of Operations at April 30, 2014.


STATEMENT OF OPERATIONS LOCATION                                EQUITY RISK
-------------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation) before
   taxes on written options held............................    $(1,459,378)


                                 6. BORROWINGS

The Fund entered into a committed facility agreement with BNP Paribas Prime Brokerage Inc. ("BNP") that has a maximum commitment amount of $155,000,000. Absent certain events of default or failure to maintain certain collateral requirements, BNP may not terminate the committed facility agreement except upon 180 calendar days' prior notice. In addition, under the facility, the Fund pays a commitment fee of 0.55% on the undrawn amount of such facility on any day that the loan balance is less than 20% of the total commitment amount.

The average amount outstanding for the period ended April 30, 2014 was $63,125,000, with a weighted average interest rate of 0.85%. As of April 30, 2014, the Fund had outstanding borrowings of $134,000,000 under this committed facility agreement. The high and low annual interest rates for the period ended April 30, 2014 were 0.85% and 0.85%, respectively. The interest rate at April 30, 2014 was 0.85%.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                           APRIL 30, 2014 (UNAUDITED)


                         8. INDUSTRY CONCENTRATION RISK

Under normal market conditions, the Fund will invest at least 85% of its Managed Assets in equity and debt securities of MLPs, MLP-related entities and other energy sector and energy utilities companies and at least 65% of its Managed Assets in equity securities issued by energy sector MLPs and energy sector and energy utilities MLP-related entities. Given this industry concentration, the Fund is more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Energy issuers may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On April 30, 2014, the Fund declared a dividend of $0.1000 per share to Common Shareholders of record on June 4, 2014, payable June 16, 2014.

On April 30, 2014, the Fund declared a dividend of $0.1000 per share to Common Shareholders of record on July 3, 2014, payable July 15, 2014.

On April 30, 2014, the Fund declared a dividend of $0.1000 per share to Common Shareholders of record on August 5, 2014, payable August 15, 2014.

Effective May 12, 2014, the Fund entered into an Amendment Agreement (the "Amendment") to the committed facility agreement dated April 7, 2014 (the "Committed Facility"). Under the Amendment, $39,000,000 of the commitment under the Committed Facility was converted to a fixed-rate financing of 3.31% for a ten-year period. In addition, the total commitment was increased from $155,000,000 to $180,000,000. The borrowing rate under the Amendment on the floating rate financing amount is equal to 1-month LIBOR plus 70 basis points. In addition, under the Amendment, the Fund pays a commitment fee of 0.55% annually on the undrawn amount of the facility; provided, however, that such commitment fee is waived on any day in which the amount drawn on the facility is 80% or more of the total commitment.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                           APRIL 30, 2014 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                           APRIL 30, 2014 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

CURRENCY RISK: The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While certain of the Fund's non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks.

DERIVATIVES RISK: The Fund may enter into total return swaps, credit default swaps or other types of swaps, options, forwards and combinations thereof and related derivatives. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a common stock or debt instrument. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value. The Fund's ability to successfully use hedging and interest rate derivative transactions depends on the Sub-Advisor's ability to predict pertinent market movements, which cannot be assured. Thus, the use of derivatives for hedging and interest rate management purposes may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to hedging and strategic transactions are not otherwise available to the Fund for investment purposes. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. If the Fund is not in compliance with certain credit facility provisions, the Fund may not be permitted to declare dividends or other distributions.

MLP RISK: An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

NON-DIVERSIFICATION RISK: The Fund is a non-diversified investment company under the 1940 Act and will not be treated as a regulated investment company under the Internal Revenue Code. Accordingly, there are no regulatory requirements under the 1940 Act or the Internal Revenue Code on the minimum number or size of securities held by the Fund.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                           APRIL 30, 2014 (UNAUDITED)


Non-U.S. Risk: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. A related risk is that there may be difficulty in obtaining or enforcing a court judgment abroad.

RESTRICTED SECURITIES RISK: The Fund may invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Fund would, in either case, bear market risks during that period.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust New Opportunities MLP and Energy Fund (the "Fund"), including the Independent Trustees, approved the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Energy Income Partners, LLC (the "Sub-Advisor"), at a meeting held on December 8-9, 2013. The Board of Trustees determined that the Agreements are in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the proposed advisory fee and sub-advisory fee for the Fund as compared to fees charged by investment advisors and sub-advisors to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; estimated expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, extent and quality of services to be provided by the Advisor and the Sub-Advisor under the Agreements, and noted that employees of the Advisor provide management services to other investment companies in the First Trust fund complex with diligence and care. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. The Board noted the efforts expended by the Advisor in organizing the Fund and making arrangements for entities to provide services to the Fund. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. At the meeting, the Trustees received a presentation from one of the portfolio managers, and were able to ask questions about the Sub-Advisor's proposed investment strategies for the Fund, including the option overlay strategy. The Board considered recent and planned additions to the Sub-Advisor's staff and enhancements to the Sub-Advisor's compliance program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                           APRIL 30, 2014 (UNAUDITED)


The Board considered the advisory and sub-advisory fees to be paid under the Agreements. The Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the proposed advisory fee and the estimated expense ratio assuming an asset level for the Fund as compared to the advisory fees and expense ratios of a peer group of other leveraged closed-end energy MLP funds selected by Lipper. The Board noted that the Fund's proposed contractual advisory fee was higher than the median of the Lipper peer group, and that the Fund's estimated expense ratio was lower than the median of the Lipper peer group. The Board considered the proposed sub-advisory fee rate and how it would relate to the overall management fee structure of the Fund, noting that the fees to be paid to the Sub-Advisor would be paid by the Advisor from its advisory fee. The Board also noted the information provided by Lipper did not disclose any sub-advisory fees for other funds in the Lipper peer group. The Board considered the advisory fees charged by the Advisor to other closed-end funds, and noted that the Advisor provides advisory services to three other closed-end funds overseen by the Board for which the Sub-Advisor also acts as the sub-advisor, with investment objectives and policies similar to the Fund's, that have the same advisory fee and sub-advisory fee rates. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other similar clients. Since the Fund is newly organized, the Board could not consider investment performance of the Fund. The Board considered performance information for two of the similar closed-end funds overseen by the Board and managed by the Advisor for which the same portfolio managers of the Sub-Advisor serve as such. On the basis of all the information provided on the fees and estimated expenses of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, extent and quality of services expected to be provided by the Advisor and the Sub-Advisor under the Agreements.

The Board considered the Advisor's representation that the proposed advisory fee was not structured to pass the benefits of any economies of scale on to shareholders. The Board noted that the Advisor has continued to invest in personnel and infrastructure for the First Trust fund complex and indicated that, because the Fund is a closed end fund, the Advisor believed that any discussion of economies of scale was not material to a discussion of the advisory fee structure. The Board took the costs to be borne by the Advisor in connection with its services to be performed under the Advisory Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Advisory Agreement to the Advisor. The Board noted that the Sub-Advisor commented on its estimated profitability under the Sub-Advisory Agreement in its written response to the Board and noted that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, and that the Sub-Advisor would be paid by the Advisor. The Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund, including the Advisor's compensation for fund reporting services to be provided pursuant to a separate Fund Reporting Services Agreement. The Board also considered the fall-out benefits described by the Sub-Advisor that may be realized from its relationship with the Fund, including the use of soft dollars and the ownership interest of an affiliate of the Advisor in the Sub-Advisor that may result in client referral arrangements and in additional economic benefit to the Advisor's affiliate.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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


FIRST TRUST


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At the registrant's organizational meeting the registrant's Board of Trustees adopted a Nominating and Governance Committee Charter which includes procedures by which shareholders may recommend nominees to the registrant's board of trustees as described below:

      When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. A shareholder may recommend a person for nomination as a candidate at any time. If a recommendation is received with satisfactorily completed information (as set forth below) regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Committee is accepting recommendations, at which point they may be considered for nomination.

      To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Fund's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d),
      (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee. The Committee will not consider new trustee candidates who are 72 years of age or older.

A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust New Opportunities MLP & Energy Fund
                  -----------------------------------------------------

By (Signature and Title)*         /s/ Mark R. Bradley
                                  ----------------------------------------
                                  Mark R. Bradley, President and
                                  Chief Executive Officer
                                  (principal executive officer)

Date: June 20, 2014
     -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Mark R. Bradley
                                  ----------------------------------------
                                  Mark R. Bradley, President and
                                  Chief Executive Officer
                                  (principal executive officer)

Date: June 20, 2014
     -------------------------

By (Signature and Title)*         /s/ James M. Dykas
                                  ----------------------------------------
                                  James M. Dykas, Treasurer,
                                  Chief Financial Officer
                                  and Chief Accounting Officer
                                  (principal financial officer)

Date: June 20, 2014
     -------------------------
* Print the name and title of each signing officer under his or her signature.